Employee Benefit Plans:	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans: [Abstract]
EMPLOYEE BENEFIT PLANS:

N O T E     P  –  E M P L O Y E E    B E N E F I T    P L A N S :

The Company sponsors the Peoples Financial Corporation Employee Stock Ownership Plan (“ESOP”). Employees who are in a position requiring at least 1,000 hours of service during a plan year and who are 21 years of age are eligible to participate in the ESOP. The Plan included 401(k) provisions and the former Gulf National Bank Profit Sharing Plan. Effective January 1, 2001, the ESOP was amended to separate the 401(k) funds into the Peoples Financial Corporation 401(k) Profit Sharing Plan. The separation had no impact on the eligibility or benefits provided to participants of either plan. The 401(k) provides for a matching contribution of 75% of the amounts contributed by the employee (up to 6% of compensation). Contributions are determined by the Board of Directors and may be paid either in cash or Peoples Financial Corporation capital stock. Total contributions to the plans charged to operating expense were $270,000, $380,000 and $400,000 in 2011, 2010 and 2009, respectively.

Compensation expense of $8,426,829, $8,548,297 and $9,091,240 was the basis for determining the ESOP contribution allocation to participants for 2011, 2010 and 2009, respectively. The ESOP held 429,158, 441,316 and 445,884 allocated shares at December 31, 2011, 2010 and 2009, respectively.

The Company established an Executive Supplemental Income Plan and a Directors’ Deferred Income Plan, which provide for pre-retirement and post-retirement benefits to certain key executives and directors. Benefits under the Executive Supplemental Income Plan are based upon the position and salary of the officer at retirement or death. Normal retirement benefits under the plan are equal to 67% of salary for the president and chief executive officer, 58% of salary for the executive vice president and 50% of salary for all other executive officers and are payable monthly over a period of fifteen years. Under the Directors’ Deferred Income Plan, the directors are given an opportunity to defer receipt of their annual directors’ fees until age sixty-five. For those who choose to participate, benefits are payable monthly for ten years beginning the first day of the month following the director’s normal retirement date. The normal retirement date is the later of the normal retirement age (65) or separation of service. Interest on deferred fees accrues at an annual rate of ten percent, compounded annually. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $14,833,939, $14,667,545 and $14,167,091 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans, using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009 and the interest ramp-up method in 2011, 2010 and 2009, has been accrued. The accrual amounted to $9,764,957, $8,723,365 and $7,768,888 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company also has additional plans for non-vested post-retirement benefits for certain key executives. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $997,133, $890,086 and $793,434 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009, and the projected unit cost method has been accrued. The accrual amounted to $1,314,727, $936,566 and $835,249 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

Additionally, there are two endorsement split dollar policies, with the bank subsidiary as owner and beneficiary, which provide a guaranteed death benefit to the participants’ beneficiaries. These contracts are carried at their cash surrender value, which amounted to $255,166, $248,087 and $241,059 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 6.00% in 2011, 2010 and 2009 and the projected unit cost method has been accrued. The accrual amounted to $78,142, $73,602 and $66,717 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company has additional plans for non-vested post-retirement benefits for directors. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $118,787, $139,703 and $127,810 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009, and the projected unit cost method has been accrued. The accrual amounted to $152,781, $172,199 and $163,173 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company provides post-retirement health insurance to certain of its retired employees. Employees are eligible to participate in the retiree health plan if they retire from active service no earlier than their Social Security normal retirement age, which varies from 65 to 67 based on the year of birth. In addition, the employee must have at least 25 continuous years of service with the Company immediately preceding retirement. However, any active employee who was at least age 65 as of January 1, 1995, does not have to meet the 25 years of service requirement. The accumulated post-retirement benefit obligation at January 1, 1995, was $517,599, which the Company elected to amortize over 20 years. The Company reserves the right to modify, reduce or eliminate these health benefits. The Company has chosen to not offer this post-retirement benefit to individuals entering the employ of the Company after December 31, 2006. In 2011, the Company offered a voluntary early retirement program to employees who, as of December 31, 2011, were between the ages of 55 and 64 and had at least 25 continuous years of service. Eight employees accepted the package, which resulted in special termination benefits for the retiree health plan of $459,064 for 2011. Effective January 1, 2012, the Company amended the retiree health plan. The amendment requires that employees who are eligible and enroll in the bank subsidiary’s group medical and dental health care plans upon their retirement must enroll in Medicare Parts A, B and D upon their retirement from the bank subsidiary. This results in the bank subsidiary’s programs being secondary insurance coverage for retired employees and any dependent(s), if applicable, while Medicare Parts A and B will be their primary coverage, and Medicare Part D will be the sole and exclusive prescription drug benefit plan for retired employees. This amendment reduced the accumulated post-retirement benefit obligation by $3,799,308 as of December 31, 2011.

The following is a summary of the components of the net periodic post-retirement benefit cost:

Years Ended December 31,	2011	2010	2009
Service cost, including amortization of loss	$330,184	$411,915	$396,918
Interest cost	222,440	276,293	245,511
Amortization of net transition obligation	20,600	20,600	20,600
Special termination benefit	459,064

Net periodic post-retirement benefit cost	$1,032,288	$708,808	$663,029

The discount rate used in determining the accumulated post-retirement benefit obligation was 4.50% in 2011, 5.60% in 2010 and 6.05% in 2009. The assumed health care cost trend rate used in measuring the accumulated post-retirement benefit obligation was 8.00% in 2010. The rate was assumed to decrease gradually to 5.00% for 2016 and remain at that level thereafter. If the health care cost trend rate assumptions were increased 1.00%, the accumulated post-retirement benefit obligation as of December 31, 2011, would be increased by 13.34%, and the aggregate of the service and interest cost components of the net periodic post-retirement benefit cost for the year then ended would have increased by 22.51%. If the health care cost trend rate assumptions were decreased 1.00%, the accumulated post-retirement benefit obligation as of December 31, 2011, would be decreased by 10.75%, and the aggregate of the service and interest cost components of the net periodic post-retirement benefit cost for the year then ended would have decreased by 16.97%.

The following table presents the estimated benefit payments for each of the next five years and in the aggregate for the next five years:

Year
2012	$135,000
2013	142,000
2014	148,000
2015	145,000
2016	121,000
2017 – 2021	349,000

The following is a reconciliation of the accumulated post-retirement benefit obligation, which is included in Other Liabilities:

Accumulated post-retirement benefit obligation as of December 31, 2010	$5,533,058
Service cost	292,942
Interest cost	222,440
Actuarial gain	(961,319)
Special termination benefit	459,064
Plan changes	(3,799,308)
Benefits paid	(75,666)

Accumulated post-retirement benefit obligation as of December 31, 2011	$1,671,211

The following is a summary of the change in plan assets:

	2011	2010	2009
Fair value of plan assets at beginning of year	$	$	$
Actual return on assets
Employer contribution	75,666	67,486		57,257
Benefits paid, net	(75,666)	(67,486)		(57,257)

Fair value of plan assets at end of year	$	$	$

Amounts recognized in the Accumulated Other Comprehensive Income (Loss), net of tax, were: For the year ended December 31,
	2011	2010	2009
Net gain (loss)	$255,873	$(348,127)		$(86,201)
Transition obligation		(54,382)		(67,965)
Prior service charge (cost)	1,851,871	(669,936)		(724,998)

Total accumulated other comprehensive income	$2,107,744	$(1,072,445)		$(879,164)

Amounts recognized in the accumulated post-retirement benefit obligation and other comprehensive income were:

For the year ended December 31,

2011
Unrecognized actuarial gain	$915,152
Amortization of prior service cost	3,820,919
Amortization of transition obligation	82,397

Total accumulated other comprehensive income	$4,818,468

The estimated net gain and prior service credit for the other postretirement plan that will be recognized in accumulated other comprehensive income during 2012 is $16,006 and $203,619, respectively.